DEFINED BENEFIT PENSION PLANS (Tables)	12 Months Ended
Dec. 31, 2020
DEFINED BENEFIT PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFIT PLANS
Schedule of components of net period benefit cost

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Net periodic benefit cost:
U.S. and international net periodic cost included in selling, general and administrative expenses	$6.0	$4.9	$5.8
U.S. and international net periodic income included in other (income) expense, net	(12.9)	(8.9)	(10.8)
Total benefit	$(6.9)	$(4.0)	$(5.0)

				Line Item on
	Year Ended	Year Ended	Year Ended	Consolidated
	December 31,	December 31,	December 31,	Statement of
(in millions)	2020	2019	2018	Operations
Net period benefit cost:
Service cost	$6.0	$4.9	$5.8	Selling, general and administrative expenses
Interest cost	4.2	7.0	7.2	Other (income) expense, net
Expected return on plan assets	(17.2)	(16.5)	(18.0)	Other (income) expense, net
Amortization of prior service cost and net actuarial loss	(0.8)	—	—	Other (income) expense, net
Loss recognized during fiscal year due to settlement	0.9	0.6	—	Other (income) expense, net
Net period benefit cost	(6.9)	(4.0)	(5.0)
Changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net actuarial loss (gain), net	47.1	49.7	(9.9)
Loss recognized during fiscal year due to settlement	(0.9)	(0.6)	—
Prior service credit occurring during fiscal year	—	(12.4)	—
Prior Service Credit Amortized During Fiscal Year	1.4	—	—
Net (Loss) or Gain Amortized During Fiscal Year	(0.6)	—	—
Asset loss (gain) occurring during the year	(4.9)	(35.1)	25.2
Total loss recognized in other comprehensive loss	42.1	1.6	15.3
Total recognized in net periodic benefit cost and other comprehensive income	$35.2	$(2.4)	$10.3

Schedule of changes In projected benefit obligations

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Change in benefit obligation:
Projected benefit obligation at beginning of period	$546.0	$519.1	$544.5
Service cost	6.0	4.9	5.8
Interest cost	4.2	7.0	7.2
Participants’ contributions	2.4	2.1	2.1
Benefits paid	(10.2)	(8.8)	(8.6)
Actuarial loss (gain)	47.1	49.7	(9.9)
Plan Amendments	—	(12.4)	—
Settlements	(8.2)	(8.2)	(1.5)
Currency translation adjustment	49.1	(7.4)	(20.5)
Projected benefit obligation at end of period	$636.4	$546.0	$519.1
Change in plan assets:
Fair value of plan assets at beginning of period	$378.1	$333.2	$350.9
Actual return on plan assets	22.2	51.7	(7.9)
Settlements	(8.2)	(8.2)	(1.5)
Employer contributions	12.0	12.5	10.8
Participants’ contributions	2.4	2.1	2.1
Benefits paid	(10.2)	(8.8)	(8.6)
Currency translation adjustment	34.2	(4.4)	(12.6)
Fair value of plan assets at end of period	$430.5	$378.1	$333.2
Unfunded status, net	$205.9	$167.9	$185.9
Accumulated benefit obligation at end of period	$613.7	$524.5	$496.0
Amounts recognized in the Consolidated Balance Sheet:
Other non-current assets	$0.2	$0.4	$1.3
Other current liabilities	(3.0)	(2.4)	(2.2)
Other non-current liabilities	(203.1)	(165.9)	(185.0)
Net amount recognized	$(205.9)	$(167.9)	$(185.9)

Schedule of benefit obligations in excess of fair value of plan assets

	December 31,	December 31,
(in millions)	2020	2019
ABO	$613.7	$524.5
Plans with PBO in excess of plan assets
PBO	$633.7	$543.2
ABO	$610.9	$521.6
Fair value of plan assets	$427.6	$374.8
Plans with ABO in excess of plan assets
PBO	$618.6	$530.0
ABO	$598.3	$510.5
Fair value of plan assets	$413.3	$362.3

Schedule of estimated future benefit payments

(in millions)
2021	$15.1
2022	15.4
2023	15.8
2024	18.2
2025	17.3
2026 – 2030	109.7

Schedule of assumptions used to determine benefit obligations

	December 31,	December 31,
	2020	2019
Benefit obligations:
Discount rate	0.6%	1.0%
Rate of compensation increase	1.9%	2.1%
Pension increase rate	1.5%	1.5%

	Year Ended	Year Ended
	December 31,	December 31,
	2020	2019
Benefit cost:
Discount rate	1.0%	1.7%
Expected long-term rate of return	4.4%	5.3%
Rate of compensation increase	2.1%	2.1%
Pension increase rate	1.5%	1.5%

Schedule of invest assets primarily in a diversified mix of equity and fixed income investments

Equity securities	41%
Debt securities	41%
Real estate	8%
Other	10%
Total	100%

Schedule of plan assets

	December 31, 2020				December 31, 2019
(in millions)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Cash and cash equivalents(1)	$4.8	$4.7	$0.1	$—	$5.8	$5.7	$0.1	$—
Fixed income funds(2)	172.1	1.0	171.1	—	142.7	0.9	141.8	—
Equity funds(3)	178.2	0.1	178.1	—	156.5	0.2	156.3	—
Real estate	30.3	—	30.3	—	29.0	—	29.0	—
Other(4)	45.1	—	2.9	42.2	44.1	—	5.1	39.0
Total	$430.5	$5.8	$382.5	$42.2	$378.1	$6.8	$332.3	$39.0
(1)	Short-term investment fund that invests in a collective trust that holds short-term highly liquid investments with principal preservation and daily liquidity as its primary objectives. Investments are primarily comprised of certificates, government securities, commercial paper and time deposits.
(2)	Fixed income funds that invest in a diversified portfolio of publicly traded government bonds and corporate bonds. There are no restrictions on these investments, and they are valued at the net asset value at year end.
(3)	Equity funds that invest in a diversified portfolio of publicly traded domestic and international common stock, with an emphasis in European securities. There are no restrictions on these investments, and they are valued at the net asset value of the shares held at year end.
(4)	The majority of these assets are invested in real estate funds and other alternative investments. Also includes insurance contracts, which consists of the Company and employee contributions and accumulated interest income at guaranteed stated interest rates and provides for benefit payments and plan expenses.

Schedule of changes of fair value of plan assets

	Year Ended	Year Ended
	December 31,	December 31,
(in millions)	2020	2019
Balance at beginning of period	$39.0	$40.5
Gains on assets still held at year-end	1.3	1.6
Purchases, sales, issuances and settlements	(1.6)	(1.2)
Transfers in and/or out of Level 3	0.1	(1.1)
Foreign exchange (loss)/gain	3.4	(0.8)
Balance at end of period	$42.2	$39.0